Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets
Value added tax recoverable	$ 5,498,400	$ 3,750,491
Other receivables	3,875,800	1,575,467
Advance to suppliers	882,793	1,545,793
Others	1,816,233	976,043
Prepaid expenses and other current assets	$ 12,073,226	$ 7,847,794